Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of reconciliation of profit or loss

	2024	2023	2022
	Basic and diluted	Basic and diluted	Basic and diluted

Loss for the year attributed to Company's shareholders	(11,320)	(4,579)	(336)
	-	-	-
Reconciliation of income available for distribution, by class (numerator):
Common shares	(6,413)	(2,595)	(191)
Preferred shares class "A"	(4,900)	(1,981)	(145)
Preferred shares class "B"	(7)	(3)	-
	(11,320)	(4,579)	(336)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	345,060,365	344,796,036	344,329,470
Preferred shares class "B"	478,790	478,790	478,790
	797,207,807	796,943,478	796,476,912

Loss per share (in R$)
Common shares	(14.1998)	(5.7458)	(0.4215)
Preferred shares class "A"	(14.1998)	(5.7458)	(0.4215)
Preferred shares class "B"	(14.1998)	(5.7458)	(0.4215)

Schedule of weighting of shares

			2023		2022
		Basic and diluted		Basic and diluted
			Preferred shares		Preferred shares
		Class "A"		Class "A"
		Outstanding	Weighted	Outstanding	Weighted
	Nota	shares	average	shares	average

Amount at beginning of the year		344,394,984	344,394,984	344,158,226	344,158,226

Incentive long term plan payments with treasury shares	25.2	665,381	401,052	236,758	171,244

Amount at the end of the year (i)		345,060,365	344,796,036	344,394,984	344,329,470

(i)	There was no change in the number of shares in 2024.